Royalty Agreement and Series C Agreement (Details) (USD $)	9 Months Ended	81 Months Ended		1 Months Ended
	Sep. 30, 2013	Sep. 30, 2013	Dec. 31, 2012	May 31, 2013 Novo A/S Purchase and Sale Agreement Fovista, Fovista-Related Products, and Other Products	May 31, 2013 Novo A/S Purchase and Sale Agreement Fovista, Fovista-Related Products, and Other Products Maximum item
Royalty agreement
Number of purchases					3
Royalty entitlement purchase price	$ 41,667,000	$ 41,667,000	$ 0	$ 41,700,000
Aggregate royalty entitlements				125,000,000
Proceeds from royalty purchase agreement	$ 41,667,000	$ 41,667,000		$ 41,700,000